Segment	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment

17. Segment Information

Effective with the beginning of the fourth quarter of 2024, the company began operating in a single segment following the reorganization of its operations from three operating and reportable segments to one operating and reportable segment. The primary business activities include design, manufacture, marketing and sales of power boats. The Company reports segment information based on the “management” approach. The management approach designates the internal reporting used by management for making decisions and assessing performance as the source of the Company’s reportable segments. The Company’s Chief Operating Decision Maker is its President and Chief Executive Officer. The CDOM regularly reviews consolidated net sales, consolidated operating expenses and consolidated operating income.

Twin Vee Powercarsco [Member]
Segment

14. Segment

The Company reports segment information based on the “management” approach. The Company’s Chief Operating Decision Maker is its President and Chief Executive Officer. The management approach designates the internal reporting used by management for making decisions and assessing performance as the source of the Company’s reportable segments. The Company operates in two reportable segments: (1) Twin Vee PowerCats, which designs, manufactures, and sells recreational and commercial powerboats; and (2) Wizz Banger, Inc., a development-stage subsidiary with plans to develop an innovative online marketplace leveraging artificial intelligence (AI) to transform how customers search for and purchase recreational marine assets.

While the Company manages Wizz Banger, Inc. as a distinct operating segment, it does not currently meet the quantitative thresholds for separate disclosure under ASC 280-10-50-12. Specifically, for the nine months ended September 30, 2025, Wizz Banger, Inc. generated limited revenue and represented less than 10% of the Company’s consolidated assets, revenues, and net loss. As a result, the financial results of Wizz Banger, Inc. are aggregated and presented within the consolidated results of Twin Vee PowerCats for segment reporting purposes.

The Company will continue to monitor the significance of Wizz Banger, Inc. and will present it as a separately reportable segment in future filings if it meets the quantitative criteria or if management concludes that separate presentation is necessary for a better understanding of the business.